Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Price Risk (Details) - Commodity price risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	$ 668
Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	263
Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	146
Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	122
Zinc [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	137
Metals subject to provisional price adjustments [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	346
Metals subject to provisional price adjustments [member] | Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	136
Metals subject to provisional price adjustments [member] | Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices
Metals subject to provisional price adjustments [member] | Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	85
Metals subject to provisional price adjustments [member] | Zinc [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	125
Metals in dore and concentrates inventory [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	322
Metals in dore and concentrates inventory [member] | Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	127
Metals in dore and concentrates inventory [member] | Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	146
Metals in dore and concentrates inventory [member] | Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	37
Metals in dore and concentrates inventory [member] | Zinc [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	$ 12